Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 30, 2019		Mar. 31, 2018
Class of Stock [Line Items]
Beginning Balance, Shares		17,960,881		17,960,881
Exercise of stock options, Shares		0		0
Ending Balance, Shares		17,960,881		17,960,881
Balance as of beginning balance		$ 93,348		$ 93,348
Exercise of stock options		0		0
Balance as of ending balance		$ 93,348		$ 93,348
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares		10,242,911	[1]	10,242,911
Exercise of stock options, Shares		0		0
Ending Balance, Shares		10,242,911		10,242,911	[1]
Balance as of beginning balance	[1]	$ 35,593		$ 35,593
Exercise of stock options	[1]	0		0
Balance as of ending balance	[1]	$ 35,593		$ 35,593
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares		7,717,970	[1]	7,717,970
Exercise of stock options, Shares		0		0
Ending Balance, Shares		7,717,970		7,717,970	[1]
Balance as of beginning balance	[1]	$ 57,755		$ 57,755
Exercise of stock options	[1]	0		0
Balance as of ending balance	[1]	$ 57,755		$ 57,755

[1]	Recast (refer to note 1)